Shareholders' Equity	12 Months Ended
Apr. 30, 2016
Shareholders' Equity
19.	Shareholders’ Equity

On October 20, 2015 the Company’s Board of Directors authorized a new stock repurchase program of up to $50,000 of its common shares. Stock repurchases under this program may be made through open market and privately negotiated transactions from time to time and in such amounts as management deems appropriate. The repurchase program has no expiration date and may be suspended or discontinued at any time. The Company’s repurchase plan is intended to comply with the requirements of Rule 10b5-1 and Rule 10b-18 under the Securities Exchange Act of 1934, as amended. During the 52 weeks ended April 30, 2016, the Company repurchased 2,763,142 shares at a cost of $26,718 under this plan. The Company has remaining capacity of approximately $23,282 under this program as of April 30, 2016. As of April 30, 2016, the Company has repurchased 37,941,321 shares at a cost of approximately $1,083,720 since the inception of the Company’s stock repurchase programs. The repurchased shares are held in treasury.